Related Parties Transactions (Details Textual) - USD ($)				1 Months Ended								3 Months Ended		12 Months Ended
	Oct. 02, 2018	Apr. 12, 2017	May 06, 2016	Feb. 02, 2019	Nov. 29, 2018	Jun. 27, 2018	Jan. 18, 2018	Sep. 30, 2017	Sep. 28, 2017	Jul. 24, 2017	Jan. 26, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 25, 2018	May 09, 2018	Sep. 25, 2017
Related Parties Transactions (Textual)
Amount received from BriVision												$ 7,594,784		$ 7,745,096	$ 4,229,320
Outstanding loan												233,000		692,980
Accrued interest												11,971		281
Interest expenses												129,886	$ 106,854	155,930	103,460
Common stock new issues												694,219	80,000	80,000	5,850,000
Additional paid-in capital												15,680,674		14,983,714	13,805,936
Rent expenses														0
Related party transactions, description								Pursuant to the Investment and Equity Transfer Agreement, Everfront agreed to purchase 2,000,000 common shares of the Company owned by AsianGene at $1.60 per share in a total amount of $3,200,000, of which $160,000 is due before September 15, 2017 and the remaining amount of $3,040,000 is due before December 15, 2017. AsianGene also agreed to loan the proceeds to the Company for working capital purpose.
Aggregate principal amount						$ 250,000										$ 250,000
Yuangene Corporation [Member]
Related Parties Transactions (Textual)
Outstanding loan												$ 926,395
Related party transactions, description												The advances bear 0% interest rate and are due on demand.
Unsecured convertible promissory note [Member]
Related Parties Transactions (Textual)
Accrued interest												$ 43,467		27,467
Aggregate principal amount						250,000										$ 250,000	$ 300,000
Chairman [Member]
Related Parties Transactions (Textual)
Outstanding loan												157,140
Accrued interest												$ 10,454
Aggregate working capital															$ 100
Interest rate percentage															0.00%
Related party transactions, description												The advances bears interest at 1% per month (or equivalent to 12% per annum) and are due on demand.
Collaborative Arrangement [Member]
Related Parties Transactions (Textual)
Amount received from BriVision												$ 100,000,000		100,000,000
Interest rate percentage												0.00%
Outstanding advance												$ 517,949
Common stock new issues			$ 900,000							$ 3,000,000
Due to BioFirst																		$ 3,000,000
Loan Agreement [Member]
Related Parties Transactions (Textual)
Total commitment				$ 693,000							$ 950,000
Loan maturity date				Feb. 01, 2020							Feb. 01, 2018
Loan agreement, description									BioLite Taiwan and BioFirst entered into three loan agreements for a total amount of NTD$27,800,000, equivalent to $900,720, to meet its working capital needs. Under the terms of the loan agreements, the loans bear interest at 1% per month (or equivalent to 12% per annum). BioLite Taiwan repaid NTD$7,500,000, equivalent to $243,000, of the loan in 2018. The remaining balance was NTD$20,300,000, equivalent to $657,720 with the interest rate and term remain unchanged. The three loans will be matured on September 27, 2019, October 30, 2019, and November 12, 2019, respectively.		The loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to pay interest monthly to the lender.
Outstanding loan												657,720		663,810
Accrued interest												146,274		127,976
Interest expenses												19,472	28,500
Loan Agreement [Member] | BriVision and BioFirst Agreement [Member]
Related Parties Transactions (Textual)
Interest expenses												11,710	9,500
Asiangene Corporation [Member]
Related Parties Transactions (Textual)
Amount received from BriVision														160,000	$ 160,000
Outstanding loan												160,000		160,000
Accrued interest												17,600		12,866
Interest expenses												$ 4,734	3,945	18,411
Interest rate percentage												0.00%
Yuangene Corporation [Member]
Related Parties Transactions (Textual)
Amount received from BriVision														92,690	3,000
Outstanding loan												$ 50,000		50,000
Accrued interest												7,200		5,721
Interest expenses												1,479	1,200	5,721
Aggregate working capital							$ 50,000					$ 42,690		$ 42,690
Interest rate percentage												0.00%		0.00%
Additional paid-in capital								$ 70,000
Related party transactions, description							Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to pay interest monthly to the lender. The maturity date of this loan is January 19, 2019.
Keypoint Technology Ltd [Member] | Unsecured convertible promissory note [Member]
Related Parties Transactions (Textual)
Amount received from BriVision						$ 250,000
Interest expenses												$ 5,000	0	$ 10,222	0
Interest rate percentage						8.00%
Yoshinobu Odaira [Member] | Unsecured convertible promissory note [Member]
Related Parties Transactions (Textual)
Amount received from BriVision					$ 250,000
Interest expenses												5,000	0	1,778	0
Interest rate percentage					8.00%
Loan Agreement One [Member]
Related Parties Transactions (Textual)
Loan maturity date		May 11, 2019
Loan agreement, description		BioLite BVI and BioFirst entered into a loan agreement for NTD$30,000,000, equivalent to $972,000 to meet its working capital needs. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum). BioLite BVI and BioFirst extended the loan with the same interest rate and amount for one year.
Outstanding loan												972,000		981,000
Accrued interest												250,771		222,000
Interest expenses												$ 28,771	$ 29,978
BioFirst Corporation [Member]
Related Parties Transactions (Textual)
Amount received from BriVision														4,151,301	3,957,000
Interest expenses															103,460
Aggregate working capital															$ 7,000
Interest rate percentage															0.00%
Kimho Consultants Co., Ltd [Member]
Related Parties Transactions (Textual)
Stock based compensation expenses															$ 90,000
Euro-Asia Agreement [Member]
Related Parties Transactions (Textual)
Stock based compensation expenses														0	60,000
LionGene Corporation (the "LionGene") [Member]
Related Parties Transactions (Textual)
One-time consulting service															70,000
BioKey [Member]
Related Parties Transactions (Textual)
Interest expenses
Additional paid-in capital														82,265
Monthly base rent	$ 800
Rent expenses														$ 2,400	$ 0